ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE, NET (Tables)
Schedule of accounts receivable net
	December 31,	December 31,
	2018	2017

Accounts receivable	$3,677,706	$7,676,824
Allowance	(71,046)	(62,992)
Accounts receivable, net	$3,606,660	$7,613,832

Schedule of allowance for doubtful accounts
	December 31,	December 31,
	2018	2017

Balance at beginning of the year	$62,992	$-
Addition	11,485	60,962
Exchange translation adjustment	(3,431)	2,030
Balance at end of the year	$71,046	$62,992